Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation gain or loss recognized (in Dollars)
Convenience translation rate | (per share)	¥ 6.8972	$ 1
Allowances for doubtful accounts	¥ 9,801				$ 1,421
Inventory impairment	180				26
Advertising costs	2,041				296
Underpayment taxes	100	$ 15
Termination of right of use assets	1,750	$ 254
Recognized commitments and contingencies	¥ 2,900				$ 420
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years				3 years
Minimum [Member] | VAT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Gross sales price percentage	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years				5 years
Gross sales price percentage	13.00%	13.00%